Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Acquisition consideration payable	¥ 307,818		¥ 1,919,183
Accrued office expenses	117,841		87,893
Deposits from sales agents and others	76,437		41,643
Accrued telecom and bandwidth fees	66,519		24,325
Other payable to platform users	63,824		15,082
Accrued professional fees	28,396		16,909
Government subsidy	16,478		11,900
Payable to employees for proceeds of selling their share-based awards	2,177		21,134
Others	48,414		43,136
Total	¥ 727,904	$ 104,931	¥ 2,181,205